Shareholder Fees	May 03, 2021
First Trust Developed Markets ex-US Small Cap AlphaDEX Fund | First Trust Developed Markets ex-US Small Cap AlphaDEX Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none